HEARTLAND MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (98.1%)
Automobiles (1.0%)
Thor Industries, Inc.	48,357	$5,014,137

Banks (3.3%)
PNC Financial Services Group, Inc.	57,395	11,532,377
Texas Capital Bancshares, Inc.(a)	65,686	5,552,438
		17,084,815
Beverages (1.1%)
Keurig Dr Pepper, Inc.	221,404	5,648,016

Building Products (2.1%)
A.O. Smith Corp.	152,205	11,173,369

Capital Markets (4.0%)
FactSet Research Systems, Inc.	11,944	3,421,837
Northern Trust Corp.	102,909	13,851,551
Raymond James Financial, Inc.	20,162	3,479,961
		20,753,349
Chemicals (2.0%)
PPG Industries, Inc.	99,709	10,480,413

Consumer Staples Distribution & Retail (2.2%)
Sysco Corp.	140,641	11,580,380

Containers & Packaging (3.6%)
Ball Corp.	212,745	10,726,603
International Paper Co.	94,329	4,376,865
Packaging Corp. of America	17,360	3,783,265
		18,886,733
Diversified Consumer Services (0.6%)
Grand Canyon Education, Inc.(a)	14,334	3,146,600

Electric Utilities (7.7%)
Exelon Corp.	357,998	16,113,490
FirstEnergy Corp.	317,846	14,563,704
Xcel Energy, Inc.	120,174	9,692,033
		40,369,227
Electrical Equipment (2.0%)
Generac Holdings, Inc.(a)	11,637	1,948,034
Hubbell, Inc.	19,740	8,494,319
		10,442,353
Electronic Equipment, Instruments & Components (7.3%)
TE Connectivity PLC	54,959	12,065,149
Teledyne Technologies, Inc.(a)	44,366	26,000,251
		38,065,400

	SHARES	VALUE
Energy Equipment & Services (1.9%)
NOV, Inc.	768,939	$10,188,442

Financial Services (0.9%)
Fidelity National Information Services, Inc.	67,676	4,462,555

Food Products (3.7%)
Hershey Co.	92,825	17,362,916
Ingredion, Inc.	17,328	2,115,922
		19,478,838
Ground Transportation (2.2%)
JB Hunt Transport Services, Inc.	84,627	11,354,405

Health Care Equipment & Supplies (5.0%)
Becton Dickinson & Co.	63,078	11,806,309
DENTSPLY SIRONA, Inc.	382,552	4,854,585
Smith & Nephew PLC (ADR)	261,538	9,491,214
		26,152,108
Health Care Providers & Services (3.1%)
Centene Corp.(a)	299,885	10,699,897
Quest Diagnostics, Inc.	29,568	5,635,069
		16,334,966
Hotels, Restaurants & Leisure (2.9%)
Aramark	252,430	9,693,312
Vail Resorts, Inc.	35,766	5,349,521
		15,042,833
Household Durables (3.8%)
DR Horton, Inc.	74,839	12,682,965
Mohawk Industries, Inc.(a)	54,176	6,984,370
		19,667,335
Household Products (2.5%)
Kimberly-Clark Corp.	105,671	13,139,132

Insurance (5.4%)
Arch Capital Group, Ltd.	85,658	7,771,750
Everest Group, Ltd.	20,159	7,060,286
Old Republic International Corp.	126,474	5,371,351
Willis Towers Watson PLC	23,473	8,108,748
		28,312,135
Machinery (5.5%)
Donaldson Co., Inc.	164,852	13,493,136
Lincoln Electric Holdings, Inc.	24,644	5,811,795
Middleby Corp.(a)	69,431	9,229,463
		28,534,394
Marine Transportation (0.8%)
Kirby Corp.(a)	48,366	4,036,143

Metals & Mining (0.9%)
Nucor Corp.	34,411	4,660,282

Multi-Utilities (1.0%)
WEC Energy Group, Inc.	47,839	5,481,871

	SHARES	VALUE
Oil, Gas & Consumable Fuels (3.6%)
Coterra Energy, Inc.	224,580	$5,311,317
EOG Resources, Inc.	119,341	13,380,513
		18,691,830
Passenger Airlines (0.3%)
Southwest Airlines Co.	49,831	1,590,107

Pharmaceuticals (2.1%)
Perrigo Co. PLC	498,466	11,100,838

Professional Services (2.9%)
Leidos Holdings, Inc.	63,347	11,970,049
Robert Half, Inc.	90,661	3,080,661
		15,050,710
Residential REITs (2.4%)
Camden Property Trust	44,290	4,729,286
Essex Property Trust, Inc.	29,483	7,891,420
		12,620,706
Semiconductors & Semiconductor Equipment (3.7%)
Lam Research Corp.	58,537	7,838,104
ON Semiconductor Corp.(a)	105,535	5,203,931
Qorvo, Inc.(a)	68,602	6,248,270
		19,290,305
Specialized REITs (4.0%)
Public Storage	71,733	20,720,077

Specialty Retail (0.4%)
CarMax, Inc.(a)	45,985	2,063,347

Trading Companies & Distributors (2.2%)
Watsco, Inc.	28,110	11,364,873

TOTAL COMMON STOCKS
(Cost $459,477,519)		$511,983,024

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (1.8%)
Time Deposits (1.8%)
JPM Chase (New York)(b)	3.44%	$9,769,595	$9,769,595

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,769,595)			$9,769,595

TOTAL INVESTMENTS - (99.9%)
(Cost $469,247,114)			$521,752,619
OTHER ASSETS AND LIABILITIES, NET - (0.1%)			122,063
TOTAL NET ASSETS - (100.0%)			$521,874,682

VALUE PLUS FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (97.1%)
Aerospace & Defense (0.5%)
Hexcel Corp.	22,500	$1,410,750

Automobile Components (1.9%)
Phinia, Inc.	100,000	5,748,000

Automobiles (1.8%)
Thor Industries, Inc.	50,000	5,184,500

Banks (17.5%)
Associated Banc-Corp	355,000	9,127,050
FB Financial Corp.	190,000	10,590,600
FNB Corp.	580,000	9,343,800
Glacier Bancorp, Inc.	185,000	9,003,950
Seacoast Banking Corp. of Florida	310,000	9,433,300
Texas Capital Bancshares, Inc.(a)	50,000	4,226,500
		51,725,200
Beverages (0.9%)
Primo Brands Corp. (Class A)	120,000	2,652,000

Building Products (3.8%)
Builders FirstSource, Inc.(a)	45,000	5,456,250
Hayward Holdings, Inc.(a)	375,000	5,670,000
		11,126,250
Capital Markets (3.9%)
Artisan Partners Asset Management, Inc. (Class A)	20,000	868,000
Stifel Financial Corp.	92,500	10,495,975
		11,363,975
Chemicals (1.6%)
Sensient Technologies Corp.	50,000	4,692,500

Commercial Services & Supplies (2.6%)
Brady Corp. (Class A)	100,000	7,803,000

Construction & Engineering (1.9%)
Granite Construction, Inc.	50,000	5,482,500

Consumer Finance (2.4%)
FirstCash Holdings, Inc.	45,000	7,128,900

Consumer Staples Distribution & Retail (0.2%)
BJ's Wholesale Club Holdings, Inc.(a)	7,500	699,375

Diversified Consumer Services (2.0%)
The ADT Corp.	675,000	5,879,250

	SHARES	VALUE
Electrical Equipment (1.3%)
Generac Holdings, Inc.(a)	22,500	$3,766,500

Electronic Equipment, Instruments & Components (4.2%)
CTS Corp.	150,000	5,991,000
Littelfuse, Inc.	25,000	6,475,250
		12,466,250
Energy Equipment & Services (0.6%)
NOV, Inc.	125,000	1,656,250

Financial Services (1.9%)
MGIC Investment Corp.	200,000	5,674,000

Food Products (0.8%)
Hormel Foods Corp.	100,000	2,474,000

Gas Utilities (2.5%)
New Jersey Resources Corp.	30,000	1,444,500
ONE Gas, Inc.	75,000	6,070,500
		7,515,000
Health Care Equipment & Supplies (4.9%)
Envista Holdings Corp.(a)	475,000	9,675,750
Smith & Nephew PLC (ADR)	135,000	4,899,150
		14,574,900
Household Durables (3.2%)
Century Communities, Inc.	100,000	6,337,000
Mohawk Industries, Inc.(a)	25,000	3,223,000
		9,560,000
Industrial REITs (2.0%)
EastGroup Properties, Inc.	35,000	5,924,100

Insurance (2.5%)
The Hanover Insurance Group, Inc.	40,000	7,265,200

Leisure Products (1.1%)
Acushnet Holdings Corp.	40,000	3,139,600

Machinery (5.8%)
Enerpac Tool Group Corp. (Class A)	125,000	5,125,000
Gates Industrial Corp. PLC(a)	400,000	9,928,000
Lindsay Corp	15,000	2,108,400
		17,161,400
Metals & Mining (3.1%)
Materion Corp.	75,000	9,060,750

Multi-Utilities (0.5%)
Northwestern Energy Group, Inc.	25,000	1,465,250

	SHARES	VALUE
Oil, Gas & Consumable Fuels (4.5%)
Antero Resources Corp.(a)	45,000	$1,510,200
Magnolia Oil & Gas Corp. (Class A)	235,000	5,609,450
Matador Resources Co.	135,000	6,065,550
		13,185,200
Pharmaceuticals (2.3%)
Prestige Consumer Healthcare, Inc.(a)	60,000	3,744,000
Royalty Pharma PLC (Class A)	90,000	3,175,200
		6,919,200
Residential REITs (2.7%)
Camden Property Trust	75,000	8,008,500

Semiconductors & Semiconductor Equipment (6.0%)
Lattice Semiconductor Corp.(a)	70,000	5,132,400
Semtech Corp.(a)	95,000	6,787,750
Silicon Motion Technology Corp. (ADR)	60,000	5,688,600
		17,608,750
Specialized REITs (3.5%)
Lamar Advertising Co. (Class A)	72,500	8,875,450
PotlatchDeltic Corp.	35,000	1,426,250
		10,301,700
Specialty Retail (1.1%)
Academy Sports & Outdoors, Inc.	40,000	2,000,800
Valvoline, Inc.(a)	35,000	1,256,850
		3,257,650
Textiles, Apparel & Luxury Goods (0.4%)
Columbia Sportswear Co.	25,000	1,307,500

Water Utilities (1.2%)
Essential Utilities, Inc.	90,000	3,591,000

TOTAL COMMON STOCKS
(Cost $242,465,737)		$286,778,900

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (3.0%)
Time Deposits (3.0%)
JPM Chase (New York)(b)	3.44%	$8,901,941	$8,901,941

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,901,941)			$8,901,941

TOTAL INVESTMENTS - (100.1%)
(Cost $251,367,678)			$295,680,841
OTHER ASSETS AND LIABILITIES, NET - (-0.1%)			(387,387)
TOTAL NET ASSETS - (100.0%)			$295,293,454

VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.1%)
Aerospace & Defense (0.9%)
Hexcel Corp.	125,000	$7,837,500

Automobile Components (1.9%)
Linamar Corp. (CAD)(c)	140,000	7,508,515
Phinia, Inc.	150,000	8,622,000
		16,130,515
Automobiles (0.6%)
Thor Industries, Inc.	50,000	5,184,500

Banks (13.8%)
Associated Banc-Corp	400,000	10,284,000
Capital City Bank Group, Inc.	500,000	20,895,000
Community Trust Bancorp, Inc.	150,000	8,392,500
Customers Bancorp, Inc.(a)	150,000	9,805,500
First Internet Bancorp	200,000	4,486,000
Glacier Bancorp, Inc.	200,000	9,734,000
Heritage Financial Corp.	275,000	6,652,250
MidWestOne Financial Group, Inc.	175,616	4,968,177
Seacoast Banking Corp. of Florida	300,000	9,129,000
Texas Capital Bancshares, Inc.(a)	275,000	23,245,750
TriCo Bancshares	250,000	11,102,500
		118,694,677
Chemicals (1.5%)
Orion SA	200,000	1,516,000
Quaker Chemical Corp.	85,000	11,198,750
		12,714,750
Commercial Services & Supplies (0.7%)
Perma-Fix Environmental Services, Inc.(a)	400,000	4,040,000
Quad/Graphics, Inc. (Class A)	300,000	1,878,000
		5,918,000
Communications Equipment (1.7%)
AudioCodes, Ltd.	800,000	7,616,000
Lantronix, Inc.(a)	1,600,000	7,312,000
		14,928,000
Construction & Engineering (3.3%)
NWPX Infrastructure, Inc.(a)	300,000	15,879,000
Primoris Services Corp.	90,000	12,359,700
		28,238,700
Construction Materials (0.5%)
Knife River Corp.(a)	60,000	4,612,200

	SHARES	VALUE
Consumer Finance (2.8%)
Encore Capital Group, Inc.(a)	250,000	$10,435,000
Ezcorp, Inc. (Class A)(a)	700,000	13,328,000
		23,763,000
Consumer Staples Distribution & Retail (0.4%)
Grocery Outlet Holding Corp.(a)	200,000	3,210,000

Containers & Packaging (0.5%)
Sonoco Products Co.	100,000	4,309,000

Diversified Consumer Services (4.6%)
Carriage Services, Inc.	207,300	9,233,142
Lincoln Educational Services Corp.(a)	1,290,000	30,315,000
		39,548,142
Diversified REITs (1.7%)
Alexander & Baldwin, Inc.	400,000	7,276,000
Alpine Income Property Trust, Inc.	550,000	7,793,500
		15,069,500
Electrical Equipment (1.0%)
Sensata Technologies Holding PLC	100,000	3,055,000
Thermon Group Holdings, Inc.(a)	225,000	6,012,000
		9,067,000
Electronic Equipment, Instruments & Components (0.6%)
Benchmark Electronics, Inc.	125,000	4,818,750

Energy Equipment & Services (0.4%)
Innovex International, Inc.(a)	200,000	3,708,000

Entertainment (0.8%)
DoubleDown Interactive Co., Ltd. (ADR)(a)	400,000	3,736,000
Marcus Corp.	200,000	3,102,000
		6,838,000
Financial Services (5.6%)
Cass Information Systems, Inc.	345,682	13,595,673
EVERTEC, Inc.	200,000	6,756,000
MGIC Investment Corp.	450,000	12,766,500
Radian Group, Inc.	300,000	10,866,000
Walker & Dunlop, Inc.	50,000	4,181,000
		48,165,173
Food Products (3.1%)
Calavo Growers, Inc.	275,000	7,078,500
John B Sanfilippo & Son, Inc.	55,000	3,535,400
Mama's Creations, Inc.(a)	200,000	2,102,000
Seaboard Corp.	2,000	7,294,000
SunOpta, Inc.(a)	1,100,000	6,446,000
		26,455,900
Gas Utilities (1.2%)
UGI Corp.	300,000	9,978,000

	SHARES	VALUE
Ground Transportation (1.5%)
Lyft, Inc. (Class A)(a)	400,000	$8,804,000
Marten Transport, Ltd.	400,000	4,264,000
		13,068,000
Health Care Equipment & Supplies (4.5%)
Accuray, Inc.(a)	2,500,000	4,175,000
DENTSPLY SIRONA, Inc.	700,000	8,883,000
Haemonetics Corp.(a)	75,000	3,655,500
Integer Holdings Corp.(a)	40,000	4,133,200
Teleflex, Inc.	150,000	18,354,000
		39,200,700
Health Care Providers & Services (0.5%)
InfuSystem Holdings, Inc.(a)	425,000	4,403,000

Health Care REITs (0.6%)
Global Medical REIT, Inc.	152,674	5,146,641

Hotels, Restaurants & Leisure (1.5%)
Papa John's International, Inc.	125,000	6,018,750
Potbelly Corp.(a)	400,000	6,816,000
		12,834,750
Household Durables (3.4%)
Century Communities, Inc.	260,000	16,476,200
Mohawk Industries, Inc.(a)	100,000	12,892,000
		29,368,200
Industrial REITs (1.6%)
Plymouth Industrial REIT, Inc.	600,000	13,398,000

Insurance (2.7%)
International General Insurance Holdings, Ltd.	300,000	6,960,000
Stewart Information Services Corp.	125,000	9,165,000
Tiptree, Inc.	384,155	7,364,251
		23,489,251
Machinery (2.3%)
Astec Industries, Inc.	175,000	8,422,750
Columbus McKinnon Corp.	300,000	4,302,000
Gates Industrial Corp. PLC(a)	300,000	7,446,000
		20,170,750
Metals & Mining (6.4%)
Algoma Steel Group, Inc.	600,000	2,133,000
Centerra Gold, Inc.	1,900,000	20,387,000
Eldorado Gold Corp.(a)	600,000	17,334,000
Major Drilling Group International, Inc. (CAD)(a)(c)	1,000,000	8,363,871
New Gold, Inc.(a)	1,000,000	7,180,000
		55,397,871
Oil, Gas & Consumable Fuels (3.4%)
Centrus Energy Corp. (Class A)(a)	27,500	8,526,925
Magnolia Oil & Gas Corp. (Class A)	325,000	7,757,750
Viper Energy, Inc.	350,000	13,377,000
		29,661,675

	SHARES	VALUE
Passenger Airlines (1.2%)
Allegiant Travel Co.(a)	165,000	$10,027,050

Personal Care Products (0.2%)
Synergy CHC Corp.(a)	550,000	1,342,000

Pharmaceuticals (1.2%)
Perrigo Co. PLC	450,000	10,021,500

Professional Services (2.4%)
Barrett Business Services, Inc.	450,000	19,944,000
Star Equity Holdings, Inc.(a)(d)	107,673	1,197,324
		21,141,324
Real Estate Management & Development (1.2%)
Forestar Group, Inc.(a)	400,000	10,636,000

Residential REITs (1.9%)
BSR Real Estate Investment Trust (CAD)(c)	1,300,000	16,449,666

Semiconductors & Semiconductor Equipment (3.7%)
Photronics, Inc.(a)	350,000	8,032,500
Silicon Motion Technology Corp. (ADR)	250,000	23,702,500
		31,735,000
Software (1.9%)
I3 Verticals, Inc. (Class A)(a)	500,000	16,230,000

Specialized REITs (2.1%)
National Storage Affiliates Trust	600,000	18,132,000

Specialty Retail (1.5%)
Academy Sports & Outdoors, Inc.	175,000	8,753,500
RH(a)	22,500	4,571,100
		13,324,600
Textiles, Apparel & Luxury Goods (0.6%)
Oxford Industries, Inc.	125,000	5,067,500

Trading Companies & Distributors (1.9%)
BlueLinx Holdings, Inc.(a)	75,000	5,481,000
Custom Truck One Source, Inc.(a)	700,000	4,494,000
DNOW, Inc.(a)	450,000	6,862,500
		16,837,500

	SHARES	VALUE
Water Utilities (3.3%)
Consolidated Water Co., Ltd.	225,000	$7,938,000
Essential Utilities, Inc.	225,000	8,977,500
Global Water Resources, Inc.	450,000	4,635,000
Pure Cycle Corp.(a)	627,264	6,943,812
		28,494,312
TOTAL COMMON STOCKS
(Cost $607,418,232)		$854,766,597

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (1.1%)
Time Deposits (1.1%)
JPM Chase (New York)(b)	3.44%	$9,845,648	$9,845,648

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,845,648)			$9,845,648

TOTAL INVESTMENTS - (100.2%)
(Cost $617,263,880)			$864,612,245
OTHER ASSETS AND LIABILITIES, NET - (-0.2%)			(2,109,420)
TOTAL NET ASSETS - (100.0%)			$862,502,825

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of September 30, 2025.
(c)	Traded in a foreign country.
(d)	Hudson Global, Inc. merged into Star Equity Holdings, Inc. on August 22, 2025.

Common Abbreviations:
ADR	American Depositary Receipt.
Ltd.	Limited.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

Currency Abbreviations:
CAD	Canadian Dollar

Percentages are stated as a percent of net assets.

Sector and Industry classifications are sourced from GICS®, The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (“MSCI”) and S&P Global Market Intelligence ("S&P"). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaims all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits) even if notified of such damages.

Notes to schedules of investments

September 30, 2025 (Unaudited)

(1)	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The capital shares of the Mid Cap Value Fund, Value Plus Fund, and Value Fund (each a “Fund” and collectively, the “Funds”), each of which is a diversified fund, are issued by the Corporation. Each Fund has 150,000,000 shares authorized with a par value of $.001 per share and offers Investor Class and Institutional Class shares. Heartland Advisors, Inc. (the “Advisor”) serves as investment advisor to the Corporation.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments. Each Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles (“GAAP”). The Funds have applied the guidance of Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 (“ASC 946”).

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, closing price on the composite market. Lacking any trades, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”), or using methods determined by Heartland Advisors, Inc. (the “Advisor”) as the valuation designee of the Board of Directors of the Corporation (the “Board”) in accordance with policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE, that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 under GAAP. Debt securities purchased with maturities of 60 days or less are generally valued at acquisition cost, which approximates fair value, plus or minus any amortization or accretion, if applicable. Securities and other assets for which quotations are not readily available, are deemed unreliable, or have facts and circumstances that indicate otherwise, are valued at their fair value using methods determined by the Advisor as valuation designee, subject to the oversight of the Board. The Advisor may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures approved by the Board in accordance with Rule 2a-5 and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Certain dividends from foreign securities will be recorded as soon as the Corporation is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

(d)	The Funds may invest a portion of their assets in Real Estate Investment Trusts (“REITs”) and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs may not be eligible for treatment as qualified dividend income. As the final character of the distributions may not be known until reported by the REITs on their 1099s, the Funds may utilize an estimate for the current year character of distributions.

(e)	As of September 30, 2025, the Funds were not invested in any illiquid securities as defined pursuant to the Corporation's Liquidity Risk Management Program (the "LRMP").

(f)	Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Act”), such as securities issued pursuant to the resale limitations provided under Rule 144A or Regulation S under the Act, may be considered to be liquid under the LRMP. As of September 30, 2025, the Funds did not hold any restricted securities.

(g)	The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the respective Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at the period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are generally denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds’ non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

(h)	The accompanying Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(3)	FAIR VALUE MEASUREMENTS

The Funds follow GAAP, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.
•	Level 2 - Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or inputs other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes portfolio securities and other financial instruments lacking any sales referenced in Note 2.
•	Level 3 - Significant unobservable prices or inputs (includes the Advisor’s own assumptions, as the Board's valuation designee, in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2025:

MID CAP VALUE FUND
INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$511,983,024	$–	$–	$511,983,024
Short-Term Investments	9,769,595	–	–	9,769,595
Total	$521,752,619	$–	$–	$521,752,619

VALUE PLUS FUND
INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$286,778,900	$–	$–	$286,778,900
Short-Term Investments	8,901,941	–	–	8,901,941
Total	$295,680,841	$–	$–	$295,680,841

VALUE FUND
INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$854,766,597	$–	$–	$854,766,597
Short-Term Investments	9,845,648	–	–	9,845,648
Total	$864,612,245	$–	$–	$864,612,245

(a)	For detailed industry descriptions and securities identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.
(b)	The Funds measure Level 3 activity as of the beginning and end of the financial period. For the nine-month period ended September 30, 2025, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(4)	DERIVATIVE INSTRUMENTS

GAAP requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance, and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, and options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return, or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment. Each Fund currently qualifies as a "limited derivatives user" under Rule 18f-4 of the 1940 Act and limits its derivatives exposure to 10% of its net assets.

Options can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Each Fund may also purchase put options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A Fund may enter into closing transactions with respect to such options by writing an option identical to the one it has purchased (for exchange-listed options) or by entering into an offsetting transaction with the counterparty to such option (for OTC options). A Fund may also exercise such options or allow them to expire. As of September 30, 2025, the Funds did not hold any options contracts.

(5)	SECURITIES LENDING

The Funds entered into an agreement with the Lending Agent, dated November 30, 2011, as amended (“Securities Lending Agreement”), that provided securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers were used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. The agreement provided the right in the event of default for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency. Under the agreement, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

On May 7, 2025, the Funds terminated their Securities Lending Agreement with Brown Brothers Harriman & Co.

For the period from January 1, 2025 through May 7, 2025, only the Mid Cap Value Fund had securities on loan.

(6)	TRANSACTIONS WITH AFFILIATES

The Mid Cap Value, Value Plus, and Value Funds had no investments in companies deemed “affiliated” (as defined in Section 2(a)(3) of the 1940 Act); that is, a specific Fund held 5% or more of their outstanding voting securities as of September 30, 2025.

The Mid Cap Value and Value Plus Funds had no transactions with affiliates during the nine-month period ended September 30, 2025.

INVESTMENTS NO LONGER AFFILIATED AS OF SEPTEMBER 30, 2025 - VALUE FUND

Security Name	Value as of December 31, 2024	Purchases	Sales	Value as of September 30, 2025	Share Balance as OF September 30, 2025	Dividends	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)
Star Equity Holdings, Inc.(c)	$3,194,601	$–	$1,343,113	$1,197,324	107,673	$–	$4,125,471	$(4,779,635)
Total	$3,194,601	$–	$1,343,113	$1,197,324	107,673	$–	$4,125,471	$(4,779,635)

(c)	Formerly known as Hudson Global, Inc. prior to merger into Star Equity Holdings, Inc. on August 22, 2025. Prior to September 5, 2025, the company was deemed affiliated.